Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of interest-bearing loans and borrowings

This caption is made up as follows:

	Nominal interest rate	Maturity	2017	2016
	%		S/(000)	S/(000)
Senior Notes
Principal, net of issuance costs	4.50	Feb 8, 2023	965,290	998,148

Total non-current loans			965,290	998,148